27. Contingencies and Commitments (Details Narrative)							1 Months Ended
	Mar. 24, 2018 EUR (€)	Mar. 09, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Apr. 27, 2015 USD ($)	Apr. 08, 2015 USD ($)	Mar. 14, 2013 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jul. 31, 2014 USD ($)
Auchan S.p.A [Member]
Disclosure of offsetting of financial assets [line items]
Litigation settlement expense | $							$ 221,440
Auchan S.p.A [Member] | Euro Member Countries, Euro
Disclosure of offsetting of financial assets [line items]
Damages sought value						€ 4,500,000
Litigation settlement expense								€ 200,000
Morgan Joseph and BHN LLC [Member]
Disclosure of offsetting of financial assets [line items]
Damages sought value | $				$ 2,500,000	$ 9,000,000				$ 1,300,000
Andrea Crespi-Belskij [Member]
Disclosure of offsetting of financial assets [line items]
Damages awarded value | $		$ 3,165
Andrea Crespi-Belskij [Member] | Euro Member Countries, Euro
Disclosure of offsetting of financial assets [line items]
Damages awarded value			€ 3,000
Andrea Crespi-Belskij [Member] | Euro Member Countries, Euro | Non-adjusting events after reporting period [Member]
Disclosure of offsetting of financial assets [line items]
Litigation settlement expense	€ 6,000